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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Money Market Fund
    1345 Avenue of the Americas
    New York, New York  10105

2. Name of each series or class of funds for which this notice is filed:

    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

3.  Investment Company Act File Number:
    811-08838

    Securities Act File Number:
    33-85850

4.  Last day of fiscal year for which this notice is filed:
    November 30, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [  ]

6.  Date of termination of issuer's declaration under rule 24f-
    2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Prime Portfolio                -0- shares
                                  $-0-

    Government Portfolio           -0- shares
                                  $-0-

    General Municipal Portfolio    -0- shares
                                  $-0-



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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Prime Portfolio                -0- shares
                                  $-0-

    Government Portfolio           -0- shares
                                  $-0-

    General Municipal Portfolio    -0- shares
                                  $-0-

9. Number and aggregate sale price of securities sold during the fiscal year:

    Prime Portfolio                11,085,409,424 shares
                                  $11,085,409,424

    Government Portfolio           372,258,638 shares
                                  $372,258,638

    General Municipal Portfolio    494,868,947 shares
                                  $494,868,947

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
    24f-2:

    Prime Portfolio                11,085,409,424 shares
                                  $11,085,409,424

    Government Portfolio           372,258,638 shares
                                  $372,258,638

    General Municipal Portfolio    494,868,947 shares
                                  $494,868,947

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

    Prime Portfolio                93,805,221 shares
                                  $93,805,221

    Government Portfolio           3,671,687 shares
                                  $3,671,687

    General Municipal Portfolio    2,760,398 shares
                                  $2,760,398





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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

          Prime Portfolio              $ 11,085,409,424

          Government Portfolio         $    372,258,638

          General Municipal Portfolio  $    494,868,947

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

          Prime Portfolio              $ +93,805,221

          Government Portfolio         $ + 3,671,687

          General Municipal Portfolio  $ + 2,760,398

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

          Prime Portfolio              $ -8,407,477,076

          Government Portfolio         $ -  275,655,582

          General Municipal Portfolio  $ -  374,176,882

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

          Prime Portfolio              $ + -0-

          Government Portfolio         $ + -0-

          General Municipal Portfolio  $ + -0-

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
          (i), plus line (ii), less line (iii), plus line (iv)]
          (if applicable):

          Prime Portfolio              $2,771,737,569

          Government Portfolio         $  100,274,743

          General Municipal Portfolio  $  123,452,463

    (vi)  Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see

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          instruction C.6):

                                       x 1/3300

    (vii) Fee due [line (i) or line (v) multiplied by line
          (vi)]:

          Prime Portfolio              $839,920

          Government Portfolio         $ 30,386

          General Municipal Portfolio  $ 37,410

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).                                                  [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 27, 1997


                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                  By (Signature and Title)*

                                      /s/ Edmund P. Bergan, Jr.
                                       Edmund P. Bergan, Jr.
                                       Secretary

Date: January 28, 1997

EXHIBIT: Opinion of Seward & Kissel







*Please print the name and title of the signing officer below the signature.




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                      SEWARD & KISSEL
                  One Battery Park Plaza
                    New York, NY 10004
                Telephone:  (212) 574-1200
                Facsimile:  (212) 480-8421






                                  January 28, 1997




Alliance Money Market Fund
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Money Market Fund, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 11,952,537,009 shares of beneficial interest of the Company during the fiscal year of the Company ended November 30, 1996, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 11,952,537,009 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.











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Alliance Money Market Fund                 January 28, 1997


         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,

                                  /s/ Seward & Kissel












































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